Intangible Assets and Goodwill	6 Months Ended
Jun. 30, 2026
Intangible Assets and Goodwill [Abstract]
Intangible Assets and Goodwill
10.	Intangible Assets and Goodwill

Cost:	Software	Licences	Goodwill	Total
Balance, December 31, 2024	$–	$15,827	$–	$15,827
Acquisition (note 4)	–	–	39,572,129	39,572,129
Impact on loss of control of Canmart	–	(17,009)	–	(17,009)
Movement in exchange rates	–	1,182	–	1,182
Balance, December 31, 2025	$–	$–	$39,572,129	$39,572,129

Accumulated amortization:	Software	Licences	Goodwill	Total
Balance, December 31, 2024 and 2025	$–	$–	$–	$–

Impairment:	Software	Licences	Goodwill	Total
Balance, December 31, 2024	$–	$–	$–	$–
Addition	–	–	39,572,129	39,572,129
Balance, December 31, 2025	$–	$–	$39,572,129	$39,572,129

Net book value	Software	Licences	Goodwill	Total
Balance, December 31, 2025	$–	$–	$–	$–

During the year ended December 31, 2025, concurrent to the loss of control of Canmart, the Company derecognized Canmart’s cannabis distribution license with a net book value of $17,009 (note 5).

The Company performed its impairment test on goodwill and assessed that the sum of carrying value of CGU of First Towers and the carrying value of goodwill greatly exceeds the fair value of First Towers’ business. The calculated impairment loss was allocated to goodwill and other long-lived assets of First Towers – PPE (note 8) and ROU assets (note 9). Goodwill was fully impaired as at December 31, 2025 and an impairment loss of $39,572,129 was recorded in the consolidated statements of loss and comprehensive loss during the year ended December 31, 2025.